Stock Authorization And Issuance (Tables)	12 Months Ended
Dec. 31, 2021
Stock Authorization and Issuance [Abstract]
Summary Of Equity Offerings
The following table presents a summary of completed equity-based financing transactions for the years ended December 31, 2020 and 2021 (in thousands, except for per share amounts):

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/ Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
January 2020	Private placement of common stock	1,335	$0.13	-	-	$177
February 2020	Warrant amendment	-	-	5,000	$0.74	$-
March 2020	Private placement of common stock, amended to add CPR	2,571	$0.35	-	-	$900
April 2020 to December 2020	Private placement of common stock with CPRs	10,858	$0.35	-	-	$3,724
January 2021	Private placement of common stock with CPRs	2,976	$0.35	-	-	$1,040
March 2021	Private placement of common stock with warrants	3,231	$1.29	1,619	$1.75	$4,156
December 2021	Private placement of common stock with warrants	1,053	$0.95	526	$1.00	$1,000

(1)After deduction of applicable offering costs. Net proceeds are inclusive of the value of the CPRs that are classified as long-term debt (see Note 9).